CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Unrealized holding gains arising during the period, tax	$ 26,000	$ 40,000	$ 46,000
Reclassification adjustment for net gains included in net income, tax	$ (69,000)